Related party transactions - Summary of Loans to from Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of transactions between related parties [line items]
Loans advanced				¥ 5,000
Loans repaid				(11,517)
Interest paid	¥ (4,991)	$ (783)	¥ (4,476)	(723)
Loans advanced				35,000
Loans repaid				(35,000)
Interest paid	¥ (4,899)	$ (769)	¥ (4,942)	(5,396)
Mr. Sizhen Wang
Disclosure of transactions between related parties [line items]
Loans advanced				5,000
Loans repaid				(10,525)
Interest charged to related parties				243
Interest paid				(992)
Juventas Cell Therapy Ltd.
Disclosure of transactions between related parties [line items]
Loans advanced				35,000
Loans repaid				(35,000)
Interest charged from related parties				1,192
Interest paid				¥ (1,192)